PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	As of December 31,
	2020	2021
	RMB	RMB	US$
Prepaid expenses	884,156	942,990	147,975
Tax recoverable	879,237	964,262	151,313
Deposits	31,774	68,887	10,809
Loan to third parties	19,107	17,492	2,745
Staff advances	968	1,561	245
Interest receivables	1,484	728	114
Others	49,458	53,991	8,472
	1,866,184	2,049,911	321,673